Remuneration and other benefits paid to the Bank’s directors and senior managers - Conflicts of interest and other (Details)	12 Months Ended
Dec. 31, 2019 Vote individual shares
Members of the board of directors and persons related to them
Conflict of interest and other information
Number of key personnel with conflicts of interest | individual	0
Other directors
Conflict of interest and other information
Number of abstentions | Vote	49
Number of abstentions, appointments | Vote	28
Number of abstentions, remuneration or extension of loans | Vote	13
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	5,000,000
Mr. Bruce Carnegie-Brown | Moneysupermarket.com Group plc | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	30,000
Mr. Bruce Carnegie-Brown | Lloyd's Of London Ltd | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Guillermo de la Dehesa Romero | The Goldman Sachs Group, Inc. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	19,546
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	6,929,853
Francisco Javier Botin Sanz De Sautuola Y O'Shea | JB Capital Markets Sociedad de Valores, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	2,077,198
Ms. Pamela Ann Walkden | Standard Chartered Bank | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	651,141
Mr. Ramiro Mato Garca Ansorena | BNP Paribas | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	13,806
Mr. Rodrigo Echenique Gordillo | Mitsubishi UFJ Financial Group | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	17,500
Mr. Rodrigo Echenique Gordillo | Contingent Convertible (CoCos) Issued By Caixabank S.A. [Member] | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	1
Mr. Rodrigo Echenique Gordillo | Ares Capital Corporation [Member] | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	13,128